Shareholder Report, Line Graph (Details) 9046792_Franklin Dividend Growth ETF_Single Class_TSR Annual {Single Class} - USD ($)									12 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Aug. 28, 2025	Mar. 31, 2026
Franklin Dividend Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Franklin Dividend Growth ETF (NAV)
Accumulated Value	$ 10,451	$ 10,391	$ 10,279	$ 10,368	$ 10,107	$ 10,119	$ 9,976	$ 10,000	$ 9,907
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	10,712	10,794	10,640	10,634	10,608	10,365	10,000	10,000	$ 10,179
NASDAQ US Broad Dividend Achievers Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									NASDAQ US Broad Dividend Achievers Index
Accumulated Value	$ 10,983	$ 10,732	$ 10,467	$ 10,538	$ 10,289	$ 10,270	$ 10,000	$ 10,000	$ 10,442